Fair Value Measurements - Assets and liabilities at fair value (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Warrant Liability		$ 4,580,100	$ 4,639,000	$ 580,500
Level 1 | Recurring
Assets:
Marketable securities held in trust account		433,645	429,151	44,709,805
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liability				287,500
Level 2 | Warrant
Liabilities:
Warrant Liability	$ 4,580,100		4,639,000	293,000
Level 2 | Recurring | Public Warrants
Liabilities:
Warrant Liability		2,270,100	2,300,000
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liability		$ 2,310,000	$ 2,339,000	$ 293,000